Quarterly Holdings Report
for
Fidelity® Convertible Securities Fund
August 31, 2023
CVS-NPRT3-1023
1.805819.119
Corporate Bonds - 77.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 75.4%
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 0.0%
Radius Global Infrastructure, Inc. 2.5% 9/15/26 (b)	264	260

Entertainment - 1.5%
Liberty Media Corp. 0.5% 12/1/50 (b)	3,921	4,208
Liberty Media Corp. Liberty Formula One 2.25% 8/15/27	8,245	8,513
Live Nation Entertainment, Inc. 3.125% 1/15/29 (b)	6,454	6,841
Spotify U.S.A., Inc. 0% 3/15/26	2,910	2,482
Zynga, Inc. 0% 12/15/26	5,479	4,383
		26,427
Interactive Media & Services - 3.6%
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (b)	3,612	3,274
IAC FinanceCo 3, Inc. 2% 1/15/30 (b)	3,607	3,379
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)	13,098	10,642
Snap, Inc.:
0% 5/1/27	17,175	12,822
0.125% 3/1/28	30,576	21,559
0.25% 5/1/25	2,787	2,596
0.75% 8/1/26	4,240	3,812
TripAdvisor, Inc. 0.25% 4/1/26	5,185	4,340
		62,424
Media - 3.3%
Cable One, Inc. 0% 3/15/26	262	215
DISH Network Corp.:
0% 12/15/25	9,986	6,429
2.375% 3/15/24	8,476	8,010
3.375% 8/15/26	26,937	16,297
Gannett Co., Inc. 4.75% 4/15/24	1,450	1,153
Liberty Broadband Corp. 3.125% 3/31/53 (b)	10,650	11,156
Liberty Interactive LLC 1.75% 9/30/46 (b)	1,748	2,186
Liberty Media Corp. 3.75% 3/15/28 (b)	5,200	5,775
Magnite, Inc. 0.25% 3/15/26	7,345	6,115
TechTarget, Inc. 0% 12/15/26	260	207
		57,543
TOTAL COMMUNICATION SERVICES		146,654

CONSUMER DISCRETIONARY - 9.4%
Automobile Components - 0.2%
LCI Industries 1.125% 5/15/26	210	201
Patrick Industries, Inc. 1.75% 12/1/28	2,383	2,379
		2,580
Automobiles - 1.7%
Ford Motor Co. 0% 3/15/26	12,778	12,465
Rivian Automotive, Inc. 4.625% 3/15/29 (b)	10,845	14,982
Winnebago Industries, Inc. 1.5% 4/1/25	2,250	2,635
		30,082
Broadline Retail - 0.5%
Etsy, Inc.:
0.125% 10/1/26	4,822	5,232
0.125% 9/1/27	4,882	3,939
0.25% 6/15/28	210	160
		9,331
Diversified Consumer Services - 0.0%
2U, Inc. 2.25% 5/1/25	278	177

Hotels, Restaurants & Leisure - 4.8%
Airbnb, Inc. 0% 3/15/26	209	183
Booking Holdings, Inc. 0.75% 5/1/25	6,343	10,664
Carnival Corp. 5.75% 12/1/27 (b)	8,435	12,411
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26	3,044	2,568
DraftKings, Inc. 0% 3/15/28	28,893	21,858
Expedia, Inc. 0% 2/15/26	225	197
Marriott Vacations Worldwide Corp.:
0% 1/15/26	200	179
3.25% 12/15/27(b)	3,840	3,448
NCL Corp. Ltd.:
1.125% 2/15/27	257	215
2.5% 2/15/27	2,510	2,179
5.375% 8/1/25	127	149
Penn Entertainment, Inc. 2.75% 5/15/26	13,707	16,853
Royal Caribbean Cruises Ltd. 6% 8/15/25	6,377	13,401
		84,305
Leisure Products - 0.8%
Peloton Interactive, Inc. 0% 2/15/26	11,367	8,525
Topgolf Callaway Brands Corp. 2.75% 5/1/26	4,790	5,701
		14,226
Specialty Retail - 1.4%
Burlington Stores, Inc. 2.25% 4/15/25	190	197
National Vision Holdings, Inc. 2.5% 5/15/25	3,617	3,472
The RealReal, Inc.:
1% 3/1/28	6,914	3,042
3% 6/15/25	220	161
Wayfair LLC:
0.625% 10/1/25	20,823	18,064
1.125% 11/1/24	120	120
		25,056
TOTAL CONSUMER DISCRETIONARY		165,757

CONSUMER STAPLES - 1.0%
Consumer Staples Distribution & Retail - 0.2%
Chefs' Warehouse Holdings 2.375% 12/15/28 (b)	4,220	3,941

Food Products - 0.3%
Freshpet, Inc. 3% 4/1/28 (b)	1,700	2,203
Post Holdings, Inc. 2.5% 8/15/27	3,090	3,136
		5,339
Tobacco - 0.5%
Turning Point Brands, Inc. 2.5% 7/15/24	9,442	8,981

TOTAL CONSUMER STAPLES		18,261

ENERGY - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
CNX Resources Corp. 2.25% 5/1/26	71	127
EQT Corp. 1.75% 5/1/26	7,306	21,594
Northern Oil & Gas, Inc. 3.625% 4/15/29 (b)	18,593	23,382
Peabody Energy Corp. 3.25% 3/1/28	2,047	2,739
Pioneer Natural Resources Co. 0.25% 5/15/25	6,375	16,101
World Kinect Corp. 3.25% 7/1/28 (b)	2,580	2,532
		66,475
FINANCIALS - 2.5%
Capital Markets - 0.6%
Coinbase Global, Inc. 0.5% 6/1/26	13,127	9,977

Consumer Finance - 1.1%
Bread Financial Holdings, Inc. 4.25% 6/15/28 (b)	5,790	6,691
EZCORP, Inc. 3.75% 12/15/29 (b)	1,180	1,162
LendingTree, Inc. 0.5% 7/15/25	10,253	8,202
SoFi Technologies, Inc. 0% 10/15/26 (b)	4,411	3,463
		19,518
Financial Services - 0.8%
Affirm Holdings, Inc. 0% 11/15/26	5,457	4,144
Block, Inc.:
0% 5/1/26	309	259
0.125% 3/1/25	147	136
0.25% 11/1/27	295	225
Repay Holdings Corp. 0% 2/1/26 (b)	2,027	1,679
Shift4 Payments, Inc.:
0% 12/15/25	3,583	3,547
0.5% 8/1/27	5,020	4,157
		14,147
Mortgage Real Estate Investment Trusts - 0.0%
HAT Holdings I LLC/HAT Holdings II LLC 3.75% 8/15/28 (b)	180	178

TOTAL FINANCIALS		43,820

HEALTH CARE - 11.2%
Biotechnology - 3.5%
Alnylam Pharmaceuticals, Inc. 1% 9/15/27 (b)	7,620	7,410
BridgeBio Pharma, Inc. 2.25% 2/1/29	14,240	11,063
Cerevel Therapeutics Holdings 2.5% 8/15/27 (b)	680	567
Dynavax Technologies Corp. 2.5% 5/15/26	200	299
Exact Sciences Corp.:
0.375% 3/15/27	3,958	3,948
0.375% 3/1/28	6,279	5,958
1% 1/15/25	166	205
2% 3/1/30(b)	7,298	9,152
Halozyme Therapeutics, Inc. 1% 8/15/28	3,180	3,136
Insmed, Inc.:
0.75% 6/1/28	3,200	2,838
1.75% 1/15/25	2,000	1,899
Mirum Pharmaceuticals, Inc. 4% 5/1/29 (b)	2,160	2,475
Natera, Inc. 2.25% 5/1/27	1,392	2,268
Sarepta Therapeutics, Inc.:
1.25% 9/15/27(b)	7,627	8,538
1.5% 11/15/24	760	1,347
		61,103
Health Care Equipment & Supplies - 5.4%
CONMED Corp. 2.25% 6/15/27	2,740	2,744
DexCom, Inc.:
0.25% 11/15/25	8,437	8,105
0.375% 5/15/28(b)	8,270	7,530
0.75% 12/1/23	5,212	12,746
Envista Holdings Corp.:
NULL 1.75% 8/15/28(b)	4,410	4,266
2.375% 6/1/25	3,649	5,708
Glaukos Corp. 2.75% 6/15/27	2,154	3,386
Haemonetics Corp. 0% 3/1/26	270	233
Insulet Corp. 0.375% 9/1/26	6,272	6,623
Integer Holdings Corp. 2.125% 2/15/28 (b)	8,076	9,300
Integra LifeSciences Holdings Corp. 0.5% 8/15/25	230	212
Lantheus Holdings, Inc. 2.625% 12/15/27 (b)	2,990	3,440
LivaNova U.S.A., Inc. 3% 12/15/25	4,024	4,482
NuVasive, Inc. 0.375% 3/15/25	3,750	3,429
Omnicell, Inc. 0.25% 9/15/25	2,491	2,304
Shockwave Medical, Inc. 1% 8/15/28 (b)	8,760	8,865
TransMedics Group, Inc. 1.5% 6/1/28 (b)	10,651	10,478
Varex Imaging Corp. 4% 6/1/25	190	219
		94,070
Health Care Providers & Services - 0.9%
Accolade, Inc. 0.5% 4/1/26	15,909	13,125
Guardant Health, Inc. 0% 11/15/27	4,885	3,609
		16,734
Health Care Technology - 0.8%
Health Catalyst, Inc. 2.5% 4/15/25	1,647	1,579
Nextgen Healthcare, Inc. 3.75% 11/15/27 (b)	5,220	5,324
Teladoc Health, Inc. 1.25% 6/1/27	5,479	4,397
Veradigm, Inc. 0.875% 1/1/27	1,746	2,003
		13,303
Life Sciences Tools & Services - 0.2%
Nanostring Technologies, Inc. 2.625% 3/1/25	1,826	1,406
Repligen Corp. 0.375% 7/15/24	1,330	2,054
		3,460
Pharmaceuticals - 0.4%
Innoviva, Inc. 2.125% 3/15/28	200	165
Jazz Investments I Ltd. 2% 6/15/26	7,146	7,704
		7,869
TOTAL HEALTH CARE		196,539

INDUSTRIALS - 5.4%
Aerospace & Defense - 0.5%
Parsons Corp. 0.25% 8/15/25	6,218	8,186

Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc.:
1.125% 10/15/24	2,096	2,038
3.875% 8/15/29(b)	180	179
		2,217
Commercial Services & Supplies - 0.2%
Tetra Tech, Inc. 2.25% 8/15/28 (b)	4,340	4,391

Construction & Engineering - 1.0%
Fluor Corp. 1.125% 8/15/29 (b)	13,210	13,316
Granite Construction, Inc. 3.75% 5/15/28 (b)	4,100	4,511
		17,827
Electrical Equipment - 0.6%
Array Technologies, Inc. 1% 12/1/28	2,989	3,682
Bloom Energy Corp. NULL 3% 6/1/28 (b)	2,530	2,702
Stem, Inc. 4.25% 4/1/30 (b)	1,695	1,548
Sunrun, Inc. 0% 2/1/26	2,633	1,912
		9,844
Ground Transportation - 0.4%
Lyft, Inc. 1.5% 5/15/25	2,024	1,855
Uber Technologies, Inc. 0% 12/15/25	5,200	4,867
		6,722
Machinery - 0.8%
John Bean Technologies Corp. 0.25% 5/15/26	4,147	3,805
Middleby Corp. 1% 9/1/25	7,030	8,591
The Greenbrier Companies, Inc. 2.875% 4/15/28	2,596	2,536
		14,932
Passenger Airlines - 1.3%
American Airlines Group, Inc. 6.5% 7/1/25	9,797	11,169
JetBlue Airways Corp. 0.5% 4/1/26	3,855	3,028
Southwest Airlines Co. 1.25% 5/1/25	8,939	9,377
		23,574
Professional Services - 0.4%
Ceridian HCM Holding, Inc. 0.25% 3/15/26	197	175
KBR, Inc. 2.5% 11/1/23	2,729	6,595
		6,770
Trading Companies & Distributors - 0.1%
Xometry, Inc. 1% 2/1/27	1,400	1,046

TOTAL INDUSTRIALS		95,509

INFORMATION TECHNOLOGY - 25.5%
Communications Equipment - 0.4%
Lumentum Holdings, Inc.:
0.5% 12/15/26	3,674	3,222
0.5% 6/15/28	200	153
1.5% 12/15/29(b)	4,270	4,234
		7,609
Electronic Equipment, Instruments & Components - 0.4%
Insight Enterprises, Inc. 0.75% 2/15/25	2,745	6,412
Par Technology Corp. 1.5% 10/15/27	261	224
		6,636
IT Services - 6.4%
Akamai Technologies, Inc.:
0.125% 5/1/25	9,879	11,528
0.375% 9/1/27	10,748	11,103
1.125% 2/15/29(b)	11,270	11,317
BigCommerce Holdings, Inc. 0.25% 10/1/26	11,153	8,777
Cloudflare, Inc. 0% 8/15/26	9,035	7,725
Digitalocean Holdings, Inc. 0% 12/1/26	8,869	6,834
Fastly, Inc. 0% 3/15/26	12,475	10,554
MongoDB, Inc. 0.25% 1/15/26	7,374	13,671
Okta, Inc.:
0.125% 9/1/25	6,398	5,835
0.375% 6/15/26	9,242	8,013
Perficient, Inc. 0.125% 11/15/26	4,337	3,461
Shopify, Inc. 0.125% 11/1/25	8,080	7,341
Wix.com Ltd. 0% 8/15/25	6,688	5,916
		112,075
Semiconductors & Semiconductor Equipment - 2.8%
Enphase Energy, Inc.:
0% 3/1/26	208	184
0% 3/1/28	156	131
ON Semiconductor Corp.:
0% 5/1/27	7,573	14,347
0.5% 3/1/29(b)	12,970	14,812
Semtech Corp. 1.625% 11/1/27 (b)	4,026	3,845
SolarEdge Technologies, Inc. 0% 9/15/25	3,440	3,337
Veeco Instruments, Inc. 2.875% 6/1/29 (b)	820	994
Wolfspeed, Inc.:
0.25% 2/15/28	2,170	1,598
1.75% 5/1/26	3,251	3,922
1.875% 12/1/29(b)	7,565	5,504
		48,674
Software - 15.5%
Altair Engineering, Inc.:
0.25% 6/1/24	3,124	4,467
1.75% 6/15/27	4,600	5,055
Avalara, Inc. 0.25% 8/1/26	3,525	3,499
Bentley Systems, Inc.:
0.125% 1/15/26	3,500	3,406
0.375% 7/1/27	6,976	6,059
Bill Holdings, Inc.:
0% 12/1/25	8,040	8,256
0% 4/1/27	17,101	13,895
BlackLine, Inc.:
0% 3/15/26	17,571	15,133
0.125% 8/1/24	2,692	2,741
Box, Inc. 0% 1/15/26	4,133	4,714
Confluent, Inc. 0% 1/15/27	5,296	4,399
CyberArk Software Ltd. 0% 11/15/24	2,489	2,898
Datadog, Inc. 0.125% 6/15/25	5,418	6,583
Dropbox, Inc.:
0% 3/1/26	1,969	1,877
0% 3/1/28	2,025	1,949
Everbridge, Inc.:
0% 3/15/26	3,157	2,622
0.125% 12/15/24	4,904	4,512
Guidewire Software, Inc. 1.25% 3/15/25	2,797	2,770
HubSpot, Inc. 0.375% 6/1/25	4,353	8,528
InterDigital, Inc. 3.5% 6/1/27	3,270	4,065
LivePerson, Inc. 0% 12/15/26	14,996	11,303
MicroStrategy, Inc. 0% 2/15/27	33,010	22,737
Model N, Inc. 1.875% 3/15/28 (b)	2,570	2,385
Pagerduty, Inc. 1.25% 7/1/25	1,647	1,621
Palo Alto Networks, Inc. 0.375% 6/1/25	11,521	28,186
Pegasystems, Inc. 0.75% 3/1/25	1,489	1,365
Porch Group, Inc. 0.75% 9/15/26 (b)	7,852	2,685
Progress Software Corp. 1% 4/15/26	4,250	4,800
Q2 Holdings, Inc. 0.75% 6/1/26	2,453	2,153
Rapid7, Inc.:
0.25% 3/15/27	7,013	6,176
2.25% 5/1/25	3,728	3,961
RingCentral, Inc. 0% 3/15/26	4,484	3,769
Splunk, Inc.:
1.125% 9/15/25	6,242	6,507
1.125% 6/15/27	9,600	8,424
Tyler Technologies, Inc. 0.25% 3/15/26	5,401	5,328
Unity Software, Inc. 0% 11/15/26	34,671	27,390
Varonis Systems, Inc. 1.25% 8/15/25	2,684	3,233
Verint Systems, Inc. 0.25% 4/15/26	1,780	1,532
Workiva, Inc. 1.25% 8/15/28 (b)	10,870	11,332
Zscaler, Inc. 0.125% 7/1/25	8,780	10,606
		272,921
TOTAL INFORMATION TECHNOLOGY		447,915

MATERIALS - 0.7%
Chemicals - 0.2%
Livent Corp. 4.125% 7/15/25	1,084	2,770

Metals & Mining - 0.5%
MP Materials Corp. 0.25% 4/1/26 (b)	5,980	5,214
United States Steel Corp. 5% 11/1/26	1,447	3,421
		8,635
TOTAL MATERIALS		11,405

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Pebblebrook Hotel Trust 1.75% 12/15/26	182	155
Summit Hotel Properties, Inc. 1.5% 2/15/26	187	153
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)	3,071	2,956
Uniti Group, Inc. 7.5% 12/1/27 (b)	2,165	1,959
Ventas Realty LP 3.75% 6/1/26 (b)	13,928	13,837
Welltower OP LLC 2.75% 5/15/28 (b)	12,150	12,496
		31,556
Real Estate Management & Development - 1.4%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	268	195
Redfin Corp.:
0% 10/15/25	2,410	1,936
0.5% 4/1/27	16,564	10,518
Zillow Group, Inc.:
1.375% 9/1/26	8,749	11,194
2.75% 5/15/25	187	201
		24,044
TOTAL REAL ESTATE		55,600

UTILITIES - 4.3%
Electric Utilities - 3.0%
Alliant Energy Corp. 3.875% 3/15/26 (b)	2,600	2,531
Duke Energy Corp. 4.125% 4/15/26 (b)	12,380	12,064
FirstEnergy Corp. 4% 5/1/26 (b)	11,430	11,076
NRG Energy, Inc. 2.75% 6/1/48	6,911	7,284
PPL Capital Funding, Inc. 2.875% 3/15/28 (b)	7,740	7,175
Southern Co. 3.875% 12/15/25 (b)	12,430	12,225
		52,355
Independent Power and Renewable Electricity Producers - 0.3%
NextEra Energy Partners LP:
0% 6/15/24(b)	210	199
2.5% 6/15/26(b)	180	159
Ormat Technologies, Inc. 2.5% 7/15/27	1,700	1,733
Sunnova Energy International, Inc.:
0.25% 12/1/26	200	144
2.625% 2/15/28	3,980	2,838
		5,073
Multi-Utilities - 0.7%
CenterPoint Energy, Inc. 4.25% 8/15/26 (b)	6,974	6,897
CMS Energy Corp. 3.375% 5/1/28 (b)	5,810	5,575
		12,472
Water Utilities - 0.3%
American Water Capital Corp. 3.625% 6/15/26 (b)	5,980	5,954

TOTAL UTILITIES		75,854

TOTAL CONVERTIBLE BONDS		1,323,789
Nonconvertible Bonds - 1.6%
COMMUNICATION SERVICES - 0.6%
Media - 0.6%
Gannett Holdings LLC 6% 11/1/26 (b)	11,650	9,993

CONSUMER STAPLES - 0.5%
Tobacco - 0.5%
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	9,153	8,543

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)	1,083	1,108
SFL Corp. Ltd. 7.25% 5/12/26 (b)	2,800	2,723
		3,831
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	7,690	6,301

TOTAL NONCONVERTIBLE BONDS		28,668
TOTAL CORPORATE BONDS (Cost $1,290,443)		1,352,457

Common Stocks - 6.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.7%
Entertainment - 0.5%
The Walt Disney Co. (c)	101,200	8,468
Media - 0.2%
Gannett Co., Inc. (c)(d)	1,658,857	4,827
TOTAL COMMUNICATION SERVICES		13,295
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.2%
Stellantis NV (d)(e)	225,000	4,174
Broadline Retail - 0.5%
Amazon.com, Inc. (c)(e)	64,500	8,902
Hotels, Restaurants & Leisure - 0.5%
A&W Revenue Royalties Income Fund	164,000	4,059
Super Group SGHC Ltd. (c)(d)	1,065,921	4,029
		8,088
TOTAL CONSUMER DISCRETIONARY		21,164
ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
DHT Holdings, Inc.	3,108,342	28,759
Scorpio Tankers, Inc.	252,846	12,771
		41,530
INDUSTRIALS - 1.0%
Electrical Equipment - 0.7%
Babcock & Wilcox Enterprises, Inc. (c)	2,393,146	12,564
Ground Transportation - 0.3%
Uber Technologies, Inc. (c)	96,800	4,572
TOTAL INDUSTRIALS		17,136
INFORMATION TECHNOLOGY - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NVIDIA Corp. (e)	14,400	7,107
UTILITIES - 0.7%
Electric Utilities - 0.7%
PG&E Corp. (c)	740,707	12,074
TOTAL COMMON STOCKS (Cost $99,972)		112,306

Convertible Preferred Stocks - 5.3%
	Shares	Value ($) (000s)
FINANCIALS - 3.1%
Banks - 2.5%
Bank of America Corp. 7.25%	15,795	18,324
Wells Fargo & Co. 7.50%	21,543	24,886
		43,210
Financial Services - 0.6%
Apollo Global Management, Inc. Series A, 6.75%	193,400	10,521
TOTAL FINANCIALS		53,731
INDUSTRIALS - 1.0%
Machinery - 1.0%
Chart Industries, Inc.	132,800	9,479
RBC Bearings, Inc.	80,800	8,909
		18,388
UTILITIES - 1.2%
Electric Utilities - 0.8%
NextEra Energy, Inc. 6.296%	342,700	14,417
Gas Utilities - 0.0%
UGI Corp. 7.125%	2,000	122
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp. 6.875%	31,500	2,239
Multi-Utilities - 0.3%
NiSource, Inc. 7.75%	45,200	4,466
TOTAL UTILITIES		21,244
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $94,938)		93,363

Preferred Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp. 7% (b)(f)(g) (Cost $3,069)	3,345	3,096

Money Market Funds - 10.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.43% (h)	185,931,858	185,969
Fidelity Securities Lending Cash Central Fund 5.44% (h)(i)	2,805,651	2,806
TOTAL MONEY MARKET FUNDS (Cost $188,775)		188,775

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,677,197)	1,749,997
NET OTHER ASSETS (LIABILITIES) - 0.4%	6,793
NET ASSETS - 100.0%	1,756,790

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Amazon.com, Inc.	Chicago Board Options Exchange	200	2,760	150.00	10/20/23	(32)
NVIDIA Corp.	Chicago Board Options Exchange	99	4,886	520.00	11/17/23	(299)
Stellantis NV	Chicago Board Options Exchange	1,100	2,041	21.00	12/15/23	(44)

TOTAL WRITTEN OPTIONS						(375)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $416,974,000 or 23.7% of net assets.

(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $9,687,000.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	42,677	697,689	554,397	4,363	-	-	185,969	0.5%
Fidelity Securities Lending Cash Central Fund 5.44%	23,170	78,525	98,889	68	-	-	2,806	0.0%
Total	65,847	776,214	653,286	4,431	-	-	188,775

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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